                                                    Registration Nos. 333-17217
                                                                      811-07953


    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 5, 1998.

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                   /x/
Pre-Effective Amendment No.              / /
Post-Effective Amendment No. 5           /x/
                 and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940           /x/
Amendment No. 7                          /x/
(Check appropriate box or boxes)


                               EQ ADVISORS TRUST
                              (formerly 787 Trust)
               (Exact name of registrant as specified in charter)

                          1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

      Registrant's Telephone Number, including area code: (212) 554-1234

                  Peter D. Noris, Executive Vice President and
                            Chief Investment Officer
           The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                            New York, New York 10104
                    (Name and address of agent for service)

                  Please send copies of all communications to:

Jane A. Kanter                      Mary P. Breen
Dechert Price & Rhoads              Vice President & Associate General Counsel
1775 Eye Street, N.W.               The Equitable Life Assurance Society of
Washington, D.C. 20006-2401         the United States
                                    1290 Avenue of the Americas
                                    New York, New York 10104




It is proposed that this filing will become effective:

   X immediately upon filing pursuant to paragraph (b)
____ on [date] pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)
____ on [date] pursuant to paragraph (a) of Rule 485
____ 75 days after filing pursuant to paragraph (a)

                               EQ ADVISORS TRUST


                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

          Cover Sheet
          Contents of Registration Statement
          Cross Reference Sheet
          Part A - Prospectuses
          Part B - Statement of Additional Information
          Part C - Other Information
          Signature Page
          Exhibits

                               EQ ADVISORS TRUST

                             CROSS REFERENCE SHEET
                         POST-EFFECTIVE AMENDMENT NO. 5

PART A.  ITEM NO. AND CAPTIONS                             CAPTION IN PROSPECTUS

     1.  Cover Page                                        Cover Page
     2.  Synopsis                                          Not Applicable
     3.  Condensed Financial Information                   Not Applicable
     4.  General Description of Registrant                 The Trust; Description of the Trust
                                                           and Trust's Shares -- The Trust
     5.  Management of the Fund                            Management of the Trust
    5A.  Management's Discussion of Fund Performance       Not Applicable
     6.  Capital Stock and Other Securities                Dividends, Distributions And Taxes
     7.  Purchase of Securities Being Offered              Description of the Trust and Trust's Shares -
                                                           Purchase and Redemption of Shares
     8.  Redemption or Repurchase                          Description of the Trust and Trust's Shares -
                                                           Purchase and Redemption of Shares
     9.  Pending Legal Proceedings                         Not Applicable

PART B.   ITEM NO. AND CAPTIONS                            CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
     10.  Cover Page                                       Cover Page
     11.  Table of Contents                                Table of Contents
     12.  General Information and History                  General Information and History
     13.  Investment Objectives and Policies               Description of Certain Securities In Which the
                                                           Portfolios May Invest; Investment Restrictions
     14.  Management of the Fund                           Management of the Trust
     15.  Control Persons and Principal Holders of         General Information and History
          Securities
     16.  Investment Advisory and Other Services           Investment Management and Other Services


     17.  Brokerage Allocation and Other Practices         Brokerage Allocation
     18.  Capital Stock and Other Securities               General Information and History
     19.  Purchase, Redemption, and Pricing of Securities  Purchase and Pricing of Securities; Redemption
          Being Offered                                    of Shares
     20.  Tax Status                                       Certain Tax Considerations
     21.  Underwriters                                     Investment Management and Other Services
     22.  Calculation of Performance Data                  Not Applicable
     23.  Financial Statements                             Financial Statements

PART C Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 PARTS A and B



Pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rules 0-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in Part A and Part B of this Registration Statement is incorporated by reference to the Prospectuses dated December 31, 1997, the Prospectuses dated May 1, 1997 and related supplements dated August 28, 1997 and December 31, 1997, and the Statement of Additional Information dated December 31, 1997 as filed in electronic format via EDGAR with the Securities and Exchange Commission on January 28, 1998 (File Nos. 333-17217 and 811-07953). In addition, the Registrant's audited Annual Report is incorporated herein by reference to the audited Annual Report for the fiscal year ending December 31, 1997, as filed in electronic format via EDGAR with the Securities and Exchange Commission (File No. 811-07953). This Amendment does not delete, amend, or supersede any information contained in those documents, except to the extent provided herein.

                               EQ ADVISORS TRUST

SUPPLEMENT DATED FEBRUARY 28, 1998 TO THE PROSPECTUS DATED DECEMBER 31, 1997 AND TO THE PROSPECTUS DATED MAY 1, 1997 AND RELATED SUPPLEMENTS DATED
AUGUST 28, 1997 AND DECEMBER 31, 1997

This Supplement updates certain information contained in the above-dated Prospectus of the EQ Advisors Trust ("Trust") with respect to the Morgan Stanley Emerging Markets Equity Portfolio ("Portfolio"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

The following information with respect to the Portfolio should be considered to be included in the Prospectus under the section entitled "Financial Highlights."

FINANCIAL HIGHLIGHTS

The financial information in the table below for the period August 20, 1997** to December 31, 1997 is audited by Price Waterhouse LLP. The Annual Report of the Trust, which contains other financial information, is incorporated by reference into the Trust's Statement of Additional Information and is available without charge upon request.

MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO:

                                                                                                    CLASS IB
Net asset value, beginning of period.......................................................          $10.00
                                                                                                     ------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income...................................................................            0.04
   Net realized and unrealized gain (loss) on investments and
     foreign currency transactions.........................................................          (2.06)
                                                                                                     ------
   Total from investment operations........................................................          (2.02)
                                                                                                     ------
   LESS DISTRIBUTIONS:
   Dividends from net investment income....................................................          (0.02)
                                                                                                     ------
Net asset value, end of period.............................................................           $7.96
                                                                                                      =====
Total return (b)...........................................................................          (20.16)%
                                                                                                     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..........................................................         $21,433
Ratio of expenses to average net assets after waivers (a)..................................            1.75%
Ratio of expenses to average net assets before waivers (c) (a).............................            2.61%
Ratio of net investment income to average net assets after waivers (a).....................            1.96%
Ratio of net investment income to average net assets before waivers (c) (a)................            1.10%
Portfolio turnover rate....................................................................             .25%
Average commission rate paid...............................................................         $0.0011
   Effect of voluntary expense limitation during the period:  (c)
     Per share benefit to net investment income............................................           $0.02

**  Commencement of Operations
(a)  Annualized
(b)  Total return is not annualized
(c) For further information concerning fee waivers, see the section entitled "Expenses Limitation Agreements" of the Prospectus.

                               EQ ADVISORS TRUST

SUPPLEMENT DATED FEBRUARY 28, 1998 TO THE STATEMENT OF ADDITIONAL INFORMATION


This Supplement updates certain financial information contained in the above-dated Statement of Additional Information ("SAI") of the EQ Advisors Trust ("Trust"). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

The Annual Report of the Trust, which either has been provided to you or which accompanies the SAI, should be considered to be part of the SAI for purposes of including or updating the financial information concerning each of the Portfolios in the SAI. Such information should be considered to be inserted immediately following the section entitled "Financial Statements" in the SAI.

PART C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits


(a) Financial Statements: The information in response to Item 24 (b) is incorporated herein by reference from the filing of the unaudited Semi-Annual Report for the Trust for fiscal period ended June 30, 1997 and the audited Annual Report for the Trust for the fiscal year ended December 31, 1997.


         Part A - Prospectus:

                  Financial Highlights

         Part B - Statement of Additional Information:


                  Audited Annual Report for the fiscal year ending December 31, 1997.


(b)      Exhibits:

         1(a).    Agreement and Declaration of Trust.(1)

         1(b).    Amended and Restated Agreement and Declaration of Trust.(2)

         1(c).    Certificate of Trust.(1)

         1(d).    Certificate of Amendment.(2)

         2.       By-Laws of the Trust.(1)

         3. Not applicable.

         4. None other than Exhibit 1.

         5(a)(1). Investment Management Agreement between EQ Advisors Trust and
                  EQ Financial Consultants, Inc. dated April 14, 1997 and Appendices A and B dated April 14, 1997.(4)


         5(a)(2). Amendment No. 1 dated December 9, 1997 to Investment
                  Management Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. dated April 14, 1997 and Appendices A and B dated April 14, 1997.(7)


         5(b). Investment Advisory Agreement between EQ Financial Consultants, Inc. and T. Rowe Price Associates, Inc. dated April, 1997 and Appendix A dated April, 1997.(4)

         5(c). Investment Advisory Agreement between EQ Financial Consultants, Inc. and Rowe Price-Fleming International, Inc. dated April, 1997 and Appendix A dated April, 1997.(4)

         5(d). Investment Advisory Agreement between, EQ Financial Consultants, Inc. and Putnam Investment Management, Inc. dated April, 1997 and Appendix A dated April, 1997.(4)

         5(e). Investment Advisory Agreement between, EQ Financial Consultants, Inc. and Massachusetts Financial Services
                  Company dated April, 1997 and Appendix A dated April, 1997.(4)

         5(f). Investment Advisory Agreement between EQ Financial Consultants, Inc. and Morgan Stanley Asset Management Inc. dated April, 1997 and Appendix A dated April, 1997.(4)

         5(g). Investment Advisory Agreement between EQ Financial Consultants, Inc. and Warburg, Pincus Counsellors, Inc. dated April, 1997 and Appendix A dated April, 1997.(4)

         5(h). Investment Advisory Agreement between EQ Financial Consultants, Inc. and Merrill Lynch Asset Management, L.P. dated April, 1997 and Appendix A dated April, 1997.(4)


         5(i) Investment Advisory Agreement between EQ Financial Consultants, Inc. and Lazard Freres & Co. LLC dated December 9, 1997.(7)

         5(j) Investment Advisory Agreement between EQ Financial Consultants, Inc. and J.P. Morgan Investment Management, Inc. dated December 9, 1997 and Appendix A dated December 9, 1997.(7)

         5(k) Investment Advisory Agreement between EQ Financial Consultants, Inc. and Bankers Trust Global Investment Management, a unit of Bankers Trust Company, dated December 9, 1997.(7)

         6(a)(1). Distribution Agreement between EQ Advisors Trust and EQ
                  Financial Consultants, Inc. with respect to the Class IA shares dated April 14, 1997 and Schedule A dated April 14, 1997.(4)

         6(a)(2). Amendment No. 1 dated December 9, 1997 to the Distribution
                  Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IA shares dated April 14, 1997 and Schedule A dated April 14, 1997.(7)

         6(b)(1). Distribution Agreement between EQ Advisors Trust and EQ
                  Financial Consultants, Inc. with respect to the Class IB shares dated April 14, 1997 and Schedule A dated April 14, 1997.(4)

         6(b)(2). Amendment No. 1 dated December 9, 1997 to the Distribution
                  Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IB shares dated April 14, 1997 and Schedule A dated April 14, 1997.(7)

         6(c)(1). Distribution Agreement between EQ Advisors Trust and
                  Equitable Distributors, Inc. with respect to the Class IA shares dated April 14, 1997 and Schedule A dated April 14, 1997.(4)

         6(c)(2). Amendment No. 1 dated December 9, 1997 to the Distribution
                  Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IA shares dated April 14, 1997 and Schedule A dated April 14, 1997.(7)

         6(d)(1). Distribution Agreement between EQ Advisors Trust and
                  Equitable Distributors, Inc. with respect to the Class IB shares dated April 14, 1997 and Schedule A dated April 14, 1997.(4)


         6(d)(2). Amendment No. 1 dated December 9, 1997 to the Distribution
                  Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IB shares dated April 14, 1997 and Schedule A dated April 14, 1997.(7)


         7.       Form of Deferred Compensation Plan.(3)

         8(a)(1). Custody Agreement between EQ Advisors Trust and North
                  American Insurance Securities Division of the Chase Manhattan Bank dated April 17, 1997 and Appendix A dated April 17, 1997.(4)


         8(a)(2). Amendment No. 1 dated December 9, 1997 to the Custody
                  Agreement between EQ Advisors Trust and North American Insurance Securities Division of the Chase Manhattan Bank dated April 17, 1997 and Appendix A dated April 17, 1997.(7)


         9(a). Mutual Fund Services Agreement between EQ Advisors Trust and Chase Global Funds Services Company dated April 25, 1997 and Schedule A dated April 25, 1997.(4)

         9(b)(1). Expense Limitation Agreement between EQ Advisors Trust and EQ
                  Financial Consultants, Inc. dated April 14, 1997 and Schedule A dated April 14, 1997.(4)


         9(b)(2). Amendment No. 1 dated December 9, 1997 to the Expense
                  Limitation Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. dated April 14, 1997 and Schedule A dated April 14, 1997.(7)


         9(c)(1). Organizational Expense Reimbursement Agreement between EQ
                  Advisors Trust, on behalf of each series of the Trust except for the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, the JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio and EQ Financial Consultants, Inc. dated April 14, 1997.(4)


         9(c)(2). Organizational Expense Reimbursement Agreement between EQ
                  Advisors Trust, on behalf of the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, and JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio and EQ Financial Consultants, Inc. dated December 9, 1997.(7)


         9(d)(1). Participation Agreement dated April 14, 1997 and Schedule B dated April 14, 1997.(4)


         9(d)(2) Amendment No. 1 dated December 9, 1997 to the Participation Agreement dated April 14, 1997 and Schedule B dated April 14, 1997.(7)


         9(e). License Agreement Relating to Use of Name between Merrill Lynch & Co., Inc., and EQ Advisors Trust dated April 28, 1997.(4)

         10(a). Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.(1)

         10(b) Opinion and Consent of Dechert, Price & Rhoads regarding the legality of the securities being registered with respect to the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, and JPM Core Bond Portfolio.(5)

         10(c) Opinion and Consent of Dechert, Price & Rhoads regarding the legality of the securities being registered with respect to the BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio.(6)

         11.      Consent of Price Waterhouse, LLP, Independent Public
                  Accountants.

         12.      Not applicable.

         13. Stock Subscription Agreement between the Trust, on behalf of the T. Rowe Price Equity Income Portfolio, and Separate Account FP.(3)

         14.      Not Applicable.

         15. Distribution Plan Pursuant to Rule 12b-1 for the Trust's Class IB shares.(4)

         16.      Not Applicable.

         18.      Plan Pursuant to Rule 18f-3 under the 1940 Act.(4)

         19.      Not Applicable.

         20.      Power of Attorney.(3)

         27.      Financial Data Schedule.

---------------
1 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No.333-17217).

2 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

3 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

4 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

5 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 15, 1997 (File No. 333-17217).

6 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 31, 1997 (File No. 333-17217).

7 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 29, 1997 (File No. 333-17217).



Item 25. Persons Controlled by or under Common Control with Registrant

         The Equitable Life Assurance Society of the United States ("Equitable") controls the Trust by virtue of its ownership of 100% of the Trust's shares as of September 30, 1997. All EQ Advisors Trust shareholders are required to solicit instructions from their respective contract owners as to certain matters. EQ Advisors Trust may in the future offer its shares to insurance companies unaffiliated with Equitable Life.

         On July 22, 1992, Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable became a wholly-owned subsidiary of The Equitable Companies Incorporated ("Holding Company"). The Holding Company continues to own 100% of Equitable's common stock as well as approximately 80.2% of the common stock of Donaldson, Lufkin & Jenrette, Inc., a registered broker-dealer.

         AXA, a French insurance holding company, currently owns approximately 63.9% of the outstanding voting shares of common stock of The Equitable Companies. As majority shareholder of the Equitable Companies, AXA is able to exercise significant influence over the operations and capital structure of The Equitable Companies, Equitable and their subsidiaries. AXA is the holding company for an international group of insurance and related financial services companies. AXA is the second largest insurance group in the world based on worldwide revenues in 1996 and also the world's largest insurer-based investment manager with over $500 billion in assets under management. AXA is also engaged in asset management, investment banking, securities trading and other financial services activities principally in the United States, as well as in Western Europe and the Asia Pacific area.


Item 26. Number of Holders of Securities

                                                       NUMBER OF RECORD HOLDERS
        TITLE OF CLASS                                  AS OF FEBRUARY  1, 1998
------------------------------                        -------------------------

Class IA Shares of beneficial interest                           None
Class IB Shares of beneficial interest                           1


Item 27. Indemnification

         Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") and By-Laws.

         Article VII, Section 2 of the Trust's Declaration of Trust of EQ Advisors Trust ("Trust") states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws." Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

         Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "[s]ubject to the exceptions and limitations contained in Section 3 of this Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI, Section 3 of the Trust's By-Laws further states, in relevant part, that "[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged." Article VI, Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party's] heirs, executors and administrators."

         UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of the Manager and Advisers

The description of EQ Financial Consultants, Inc. under the caption of "Management of the Trust" in the Prospectus and under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The information as to the directors and officers of EQ Financial Consultants, Inc. is set forth in EQ Financial Consultants, Inc.'s Form ADV filed with the Securities and Exchange Commission on July 1, 1996 (File No.
801-14065) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of T. Rowe Price Associates, Inc., is set forth in T. Rowe Price Associates, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 29, 1996 (File No.
801-00856) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Rowe Price-Fleming International, Inc. is set forth in Rowe Price-Fleming International, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 29, 1996 (File No. 801-14713) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Putnam Investment Management, Inc. is set forth in Putnam Investment Management, Inc.'s Form ADV filed with the Securities and Exchange Commission on April 2, 1996 (File No. 801-07974) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Massachusetts Financial Services Company is set forth in Massachusetts Financial Services Company's Form ADV filed with the Securities and Exchange Commission on May 23, 1996 (File No. 801-17352) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Morgan Stanley Asset Management Inc. is set forth in Morgan Stanley Asset Management Inc.'s Form ADV filed with the Securities and Exchange Commission on July 8, 1996 (File No. 801-15757) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Warburg, Pincus Counsellors, Inc. is set forth in Warburg, Pincus Counsellors, Inc.'s Form ADV filed with the Securities and Exchange Commission on April 4, 1996 (File No. 801-07321) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Merrill Lynch Asset Management, L.P. is set forth in Merrill Lynch Asset Management, L.P.'s Form ADV filed with the Securities and Exchange Commission on November 18, 1996 (File No. 801-11583) and amended through the date hereof, is incorporated by reference. The information as to the directors and officers of Lazard Asset Management (a division of Lazard Freres & Co. LLC) is set forth in Lazard Freres & Co. LLC's Form ADV filed with the Securities and Exchange Commission on June 9, 1997 (File No. 801-6568) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of the J. P. Morgan Investment Management Inc. is set forth in the J.P. Morgan Investment Management Inc.'s Form ADV filed with the Securities and Exchange Commission on January 24, 1997 (File No. 801-21011) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Bankers Trust Company is set forth below. To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Bankers Trust New York Corporation. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature. These persons may be contacted c/o Bankers Trust Company, 130 Liberty Street, New York, New York 10006.

George B. Beitzel, International Business Machines Corporation, Old Orchard Road, Armonk, NY 10504. Director, Bankers Trust Company; Retired senior vice president and Director, International Business Machines Corporation; Director, Computer Task Group; Director, Phillips Petroleum Company; Director, Caliber Systems, Inc. (formerly, Roadway Services Inc.); Director, Rohm and Haas Company; Director, TIG Holdings; Chairman emeritus of Amherst College; and Chairman of the Colonial Williamsburg Foundation.

Richard H. Daniel, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Vice chairman and chief financial officer, Bankers Trust Company and Bankers Trust New York Corporation;

Beneficial owner, general partner, Daniel Brothers, Daniel Lingo & Assoc., Daniel Pelt & Assoc.; and Beneficial owner, Rhea C. Daniel Trust.

Philip A. Griffiths, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Institute for Advanced Study; Director, Bankers Trust Company; Chairman, Committee on Science, Engineering and Public Policy of the National Academies of Sciences and Engineering & the Institute of Medicine; and Chairman and member, Nominations Committee and Committee on Science and Engineering Indicators, National Science Board; and Trustee, North Carolina School of Science and Mathematics and the Woodward Academy.

William R. Howell, J.C. Penney Company, Inc., P.O. Box 10001, Plano, TX 75301-0001. Chairman Emeritus, J.C. Penney Company, Inc.; Director, Bankers Trust Company; Director, Exxon Corporation; Director, Halliburton Company; Director, Warner-Lambert Corporation; Director, The Williams Companies, Inc.; and Director, National Retail Federation.

Vernon E. Jordan, Jr., Akin, Gump, Strauss, Hauer & Feld, LLP, 1333 New Hampshire Ave., N.W., Washington, DC 20036. Senior Partner, Akin, Gump, Strauss, Hauer & Feld, LLP; Director, Bankers Trust Company; Director, American Express Company; Director, Dow-Jones, Inc.; Director, J.C. Penney Company, Inc.; Director, Revlon Group Incorporated; Director, Ryder System, Inc.; Director, Sara Lee Corporation; Director, Union Carbide Corporation; Director, Xerox Corporation; Trustee, Brookings Institution; Trustee, The Ford Foundation; and Trustee, Howard University.

David Marshall, 130 Liberty Street, New York, New York 10006. Chief Information Officer and Executive Vice President, Bankers Trust New York Corporation; and Senior Managing Director, Bankers Trust Company.

Hamish Maxwell, Philip Morris Companies Inc., 120 Park Avenue, New York, NY 10006. Retired Chairman and Chief Executive Officer, Philip Morris Companies Inc.; Director, Bankers Trust Company; Director, The News Corporation Limited; Director, Sola International Inc.; and Chairman, WWP Group pic.

Frank N. Newman, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board, Chief Executive Officer and President, Bankers Trust New York Corporation and Bankers Trust Company; Director, Bankers Trust Company; Director, Dow-Jones, Inc.; and Director, Carnegie Hall.

N.J. Nicholas Jr., 745 Fifth Avenue, New York, NY 10020. Director, Bankers Trust Company; Director, Boston Scientific Corporation; and Director, Xerox Corporation.

Russell E. Palmer, The Palmer Group, 3600 Market Street, Suite 530, Philadelphia, PA 19104. Chairman and Chief Executive Officer of The Palmer Group; Director, Bankers Trust Company; Director, Allied-Signal Inc.; Director, Federal Home Loan Mortgage Corporation; Director, GTE Corporation; Director, The May Department Stores Company; Director, Safeguard Scientifics, Inc.; and Trustee, University of Pennsylvania.

Donald L. Staheli, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board and Chief Executive Officer, Continental Grain Company; Director, Bankers Trust Company; Director, ContiFinancial Corporation; Director, Prudential Life Insurance Company of America; Director, Fresenius Medical Care, A.g.; Director, America-China Society; Director, National Committee on United States-China Relations; Director, New York City Partnership; Chairman, U.S.-China Business Council; Chairman, Council on Foreign Relations; Chairman, National Advisor Council of Brigham Young

University's Marriott School of Management; Vice Chairman, The Points of Light Foundation; and Trustee, American Graduate School of International Management.

Patricia Carry Stewart, c/o Office of the Secretary, 130 Liberty Street, New York, NY 10006. Director, Bankers Trust Company; Director, CVS Corporation; Director, Community Foundation for Palm Beach and Martin Counties; and Trustee Emerita, Cornell University.

George J. Vojta, Bankers Trust Company, 130 Liberty Street, New York, NY 10006. Vice Chairman, Bankers Trust New York Corporation and Bankers Trust Company; Director, Bankers Trust Company; Director; Alicorp S.A.; Director, Northwest Airlines; Director, Private Export Funding Corp.; Director, New York State Banking Board; Director, St. Lukes-Roosevelt Hospital Center; Partner, New York City Partnership; and Chairman, Wharton Financial Services Center.


Paul A. Volcker, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Bankers Trust Company; Director, American Stock Exchange; Director, Nestle S.A.; Director, Prudential Insurance Company; Director, UAL Corporation; Chairman, Group of 30; North American Chairman, Trilateral Commission; Co-Chairman, Bretton Woods Committee; Co-Chairman, U.S./Hong Kong Economic Cooperation Committee; Director, American Council on Germany; Director, Aspen Institute; Director, Council on Foreign Relations; Director, The Japan Society; and Trustee, The American Assembly.

Melvin A. Yellin, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Senior Managing Director and General Counsel of Bankers Trust New York Corporation and Bankers Trust Company; Director, 1136 Tenants Corporation; and Director, ABA Securities Association.

Item 29. Principal Underwriters

         (a) EQ Financial Consultants, Inc. is a principal underwriter of the Trust's Class IA shares and Class IB shares, and Equitable Distributors, Inc. is also a principal underwriter of the Trust's Class IA shares and Class IB shares. EQ Financial Consultants Inc. also serves as the principal underwriter for the following entities: the Class IA shares of The Hudson River Trust; Separate Accounts A and No. 301 of Equitable; and Separate Accounts I and FP of Equitable. Equitable Distributors, Inc. serves as the principal underwriter for the Class IB shares of The Hudson River Trust and Separate Account Nos. 45 and 49 of Equitable.

         (b) Set forth below is certain information regarding the directors and officers of EQ Financial Consultants, Inc., and of Equitable Distributors, Inc., the principal underwriters of the Trust's Class IA and Class IB shares. The business address of the persons whose names are preceded by a single asterisk is EQ Advisors Trust, 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by a double asterisk is 1755 Broadway, 3rd Floor, New York, New York 10019. Ms. Laughlin's business address is 1345 Avenue of the Americas, 39th Floor, New York, New York 10105. Mr. Kornweiss's business address is 4251 Crums Mill Road, Harrisburg, PA 17112. Mr. Witte's business address is 135 West Fiftieth Street, 4th Floor, New York, New York 10020. The business address of Mr. Brakovich, Mr. Shepherdson and Mr. Meserve is 660 Newport Center Drive, Suite 350, Newport Beach, CA 92660. The business address of Mr. Hayes and Mr. Bullen is 200 Plaza Drive, Secaucus, New Jersey 07096.

============================================== ==============================       =================================
NAME AND PRINCIPAL WITH                        POSITIONS AND OFFICES WITH EQ        POSITIONS AND OFFICES
BUSINESS ADDRESS                               FINANCIAL CONSULTANTS, INC.          REGISTRANT
                                                                                    (EQ ADVISORS TRUST)
---------------------------------------------- ------------------------------       ---------------------------------
DIRECTORS
*     Derry E. Bishop                          Director
*     Harvey Blitz                             Director                             Chief Financial Officer and
                                                                                    Vice President
      Michael J. Laughlin                      Director                             Vice President
*     Michael S. Martin                        Director
**    Michael F. McNelis                       Director
*     Richard V. Silver                        Director
*     Mark R. Wut                              Director
---------------------------------------------- ------------------------------       ---------------------------------
OFFICERS
*     Michael S. Martin                        Chairman of the Board and Chief      Vice President
                                               Executive Officer
**    Michael F. McNelis                       President and Chief Operating
                                               Officer
*     Derry E. Bishop                          Executive Vice President
*     Harvey Blitz                             Executive Vice President             Chief Financial Officer and
                                                                                    Vice President
**    Martin J. Telles                         Executive Vice President and Chief   Vice President
                                               Marketing Officer
*     Fred A. Folco                            Executive Vice President
*     Thomas J. Duddy, Jr.                     Executive Vice President
*     William J. Green                         Executive Vice President
*     A. Frank Beaz                            Executive Vice President
      Edward J. Hayes                          Executive Vice President
*     Peter D. Noris                           Executive Vice President             President
      Dennis D. Witte                          Executive Vice President
**    Robert McKenna                           Senior Vice President and Chief
                                               Financial Officer
**    Theresa A. Nurge-Alws                    Senior Vice President
**    Ronald Boswell                           First Vice President
**    Donna M. Dazzo                           First Vice President
*     Robin K. Murray                          First Vice President
*     Michael Brzozowski                       Vice President and Compliance
                                               Director
*     Mary P. Breen                            Vice President and Counsel           Vice President and Secretary

**    Amy Franceschini                         Vice President
**    Linda Funigiello                         Vice President
**    James Furlong                            Vice President
      Peter R. Kornweiss                       Vice President
**    Frank Lupo                               Vice President
**    Rosemary Magee                           Vice President
**    T.S. Narayanan                           Vice President
**    James R. Anderson                        Vice President
*     Raymond T.Barry                          Vice President
**    Laura A. Pellegrini                      Vice President
*     Mary A. Cantwell                         Assistant Vice President             Assistant Vice President
*     Janet E. Hannon                          Secretary
*     Linda J. Galasso                         Assistant Secretary
============================================== ==================================== =================================



                                     C-10


============================================== ==================================== =================================
                                                                                    POSITIONS AND OFFICES WITH
NAME AND PRINCIPAL BUSINESS ADDRESS            POSITIONS AND OFFICES WITH           REGISTRANT
                                               EQUITABLE DISTRIBUTORS, INC.         (EQ ADVISORS TRUST)
---------------------------------------------- ------------------------------------ ---------------------------------
DIRECTORS
      Greg Brakovich                           Director
*     Jerome S. Golden                         Director
*     William T. McCaffrey                     Director                             Trustee
      James A. Shepherdson, III                Director

---------------------------------------------- ------------------------------------ ---------------------------------
OFFICERS
*     Jerome S. Golden                         Chairman of the Board
      Greg Brakovich                           Co-President and Co-Chief
                                               Executive Officer and
                                               Managing Director
      James A. Shepherdson, III                Co-President and Co-Chief
                                               Executive Officer and Managing
      Dennis D. Witte                          Director
      Philip D. Meserve                        Senior Vice President
      Thomas D. Bullen                         Managing Director
*     Michael Brzozowski                       Chief Financial Officer
*     Mary P. Breen                            Vice President and Counsel           Vice President and Secretary
*     Ronald R. Quist                          Treasurer
*     Janet Hannon                             Secretary
*     Linda J. Galasso                         Assistant Secretary
============================================== ==================================== =================================

         (c)      Inapplicable.

Item 30. Location of Accounts and Records

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

         1211 Avenue of the Americas
         New York, New York 10036

(b)      With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant's
         Administrator:

         73 Tremont Street
         Boston, Massachusetts 02108

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Manager or Advisers:

EQ Financial Consultants, Inc.             T. Rowe Price Associates, Inc.
1755 Broadway, 3rd Floor                   100 East Pratt St.
New York, New York 10019                   Baltimore, MD 21202



Rowe Price-Fleming International, Inc.     Putnam Investment Management, Inc.
100 East Pratt Street                      One Post Office Square
Baltimore, MD  21202                       Boston, MA  02109

Massachusetts Financial Services Company   Merrill Lynch Asset Management, L.P.
500 Boylston Street                        800 Scudders Mill Road
Boston, MA  02116                          Plainsboro, New Jersey 08543-9011

Warburg, Pincus Counsellors, Inc.          Morgan Stanley Asset Management Inc.
466 Lexington Avenue                       1221 Avenue of the Americas
New York, New York  10017-3147             New York, New York  10020

Lazard Asset Management                    J.P Morgan Investment Management Inc.
30 Rockefeller Plaza                       522 Fifth Avenue
New York, New York  10020                  New York, New York  10036

Bankers Trust Company
130 Liberty Street
One Bankers Trust Plaza
New York, New York  10006

Item 31. Management Services: None.

Item 32. Undertakings

         (a)      Inapplicable.


         (b) The Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within four to six months from the later of the commencement of operations of the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, and JPM Core Bond Portfoolio or the effective date of Post-Effective Amendment No. 2 to the Registrant's 1933 Act Registration Statement.

                  The Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within four to six months from the later of the commencement of operations of the BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio, or the effective date of Post-Effective Amendment No. 3 to the Registrant's 1933 Act Registration Statement.


         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, as amended, ("1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that this filing meets all of the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 3rd day of March, 1998.

                                                 EQ ADVISORS TRUST


                                                 By: /s/ Peter D. Noris
                                                     ____________________
                                                     Peter D. Noris
                                                     President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

  Signature                                      Title                           Date
  ---------                                      -----                           ----

/s/ Peter D. Noris                        President and Trustee             March 3, 1998
------------------------------
Peter D. Noris

          *                                Trustee                           March 3, 1998
------------------------------
William T. McCaffrey

          *                                Trustee                           March 3, 1998
------------------------------
Jettie M. Edwards

          *                                Trustee                           March 3, 1998
------------------------------
William M. Kearns, Jr.

          *                                Trustee                           March 3,1998
------------------------------
Christopher P.A. Komisarjevsky

          *                                Trustee                           March 3, 1998
------------------------------
Harvey Rosenthal

          *                                Chief Financial Officer           March 3, 1998
------------------------------
Harvey Blitz

*  By:  /s/ Peter D. Noris
        _________________________
        Peter D. Noris
        (Attorney-in-Fact)

         EXHIBIT LIST

EXHIBIT
NUMBER   DESCRIPTION





         11.      Consent of Price Waterhouse, LLP, Independent Public
                  Accountants.

         27.      Financial Data Schedule.